Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
2018	$ 78,490
2019	104,673
2020	27,832
Net Minimum Lease Payments	$ 210,995	$ 325,650